LOANS (Details Textual)			1 Months Ended						3 Months Ended		9 Months Ended			12 Months Ended
	Feb. 04, 2015 USD ($) $ / shares shares	Jul. 02, 2014 USD ($) $ / shares shares	Jan. 30, 2015 USD ($) shares	Nov. 04, 2014 shares	Sep. 11, 2014 USD ($) shares	Jul. 18, 2014 USD ($)	May 31, 2014 USD ($)	Sep. 30, 2013 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 AUD	Mar. 31, 2015 USD ($)	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 04, 2015 $ / shares	Aug. 06, 2014 USD ($)	Jul. 31, 2014 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term Debt, Gross									$ 4,350,000		$ 4,350,000
Debt Conversion, Converted Instrument, Amount		$ 139,680									0		$ 152,285	$ 152,285	$ 0
Decrease In Liability Due To Director														44,000
Notes Payable, Current									2,300		2,300			27,558	33,909
Debt Instrument, Face Amount																		$ 250,000
Debt Conversion, Converted Instrument, Shares Issued | shares		2,183,333
Debt Conversion, Original Debt, Amount						$ 50,000
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.0709															$ 0.07
Increase In The Liability Part Of Settlement Agreement			$ 44,000
Conversion of Stock, Amount Converted											1,034,454		37,032	71,370	0
Other Liabilities			575,000
Gain (Loss) on Extinguishment of Debt									0	$ 331,457	(58,893)		366,341	375,547	0
Other Long-term Debt, Current															33,909
Payments for Loans											21,491		20,000	28,455	45,512
Repayments of Related Party Debt											21,491	AUD 29,744
Repayments of Other Debt											23,843	AUD 33,000	0
Foreign Currency Transaction Gain (Loss), Unrealized											47,366		$ (77,661)	(31,548)	0
Loans from Directors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 27,000
Debt Conversion, Converted Instrument, Shares Issued | shares	33,259,350
Payments for Loans														$ 28,500
Settlement And Lock Up Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Liabilities			575,000
Settlement And Lock Up Agreement [Member] | Loans from Directors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Increase In The Liability Part Of Settlement Agreement			109,000
Settlement Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares				8,161,000	7,426,000
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments					$ 81,396
Promissory Note [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Conversion, Converted Instrument, Amount			50,000
Debt Conversion, Original Debt, Amount							$ 25,000
Debt Instrument, Convertible, Conversion Price | $ / shares														$ 0.0025
Gain Or Loss On Debt Conversion Original Debt														$ 51,466
Conversion of Stock, Amount Converted			25,000											25,000
Gain (Loss) on Extinguishment of Debt			51,466
Interest Payable			$ 1,466
Promissory Note [Member] | Settlement And Lock Up Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares			10,000,000
Debt Conversion, Original Debt, Amount			$ 50,000
Promissory Note [Member] | Settlement Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Payable							$ 1,466
Lender [Member] | Settlement Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Unamortized Premium			17,000
Debt Instrument, Face Amount			50,000
Gain (Loss) on Extinguishment of Debt			$ 310,000
Non-Interest Bearing [Member] | Investor [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Fee Amount						50,000
Non-Interest Bearing [Member] | Promissory Note [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Fee Amount						$ 50,000
Two unrelated parties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term Debt, Gross																$ 33,614
Debt Instrument, Interest Rate During Period																10.00%
Debt Conversion, Converted Instrument, Amount								$ 27,963
unrelated parties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term Debt, Gross															$ 9,419
Debt Instrument, Interest Rate During Period															10.00%
Notes Payable, Current														27,558
unrelated parties [Member] | Settlement Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes Payable, Current															$ 33,909
unrelated parties [Member] | Lender [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Instrument, Fee Amount																			$ 50,000
Notes Payable, Current																			1,033,000
Debt Instrument, Unamortized Premium																			355,000
Debt Instrument, Face Amount																			$ 628,000
unrelated parties [Member] | Non-Interest Bearing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term Debt, Gross															18,839
Directors and Officer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term Debt, Gross									$ 56,743		$ 56,743			79,416	$ 161,975
Director [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 14,000
Debt Conversion, Converted Instrument, Shares Issued | shares	17,654,470
Director [Member] | Loans from Directors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 41,000
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 0.0025
Gain Or Loss On Debt Conversion Original Debt	$ 86,455
Conversion of Stock, Amount Converted	127,284
Gain (Loss) on Extinguishment of Debt	$ 86,455
Director [Member] | Settlement Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Decrease In Liability Due To Director														$ 127,000